Goodwill and intangible assets, net - Schedule of Breakdown of Goodwill Per Reporting Unit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	$ 38,894	$ 38,554
Other comprehensive Income / (Loss)	(161)	340
Balance at end of period	38,733	38,894
Argentina [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	2,187	2,665
Other comprehensive Income / (Loss)	(321)	(478)
Balance at end of period	1,866	2,187
Brazil [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	12,959	10,816
Other comprehensive Income / (Loss)	(193)	2,143
Balance at end of period	12,766	12,959
Mexico [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	6,909	8,234
Other comprehensive Income / (Loss)	353	(1,325)
Balance at end of period	7,262	6,909
Uruguay [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	16,839	16,839
Balance at end of period	$ (16,839)	$ 16,839